SUPPLEMENT DATED NOVEMBER 20, 2019 TO THE
PROSPECTUS DATED NOVEMBER 20, 2019

For all prospective shareholders of the following funds:

PPM Core Fixed Income Fund	PKOIX
PPM Investment Grade Credit Fund	PKIIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective November 20, 2019, shares of the PPM Core Fixed Income Fund and PPM Investment Grade Credit Fund are not available for purchase by new investors until further notice.